Paul, Weiss, Rifkind, Wharton & Garrison LLP
1285 Avenue of the Americas
New York, New York 10019

August 1, 2005
Via EDGAR
Securities and Exchange Commission Judiciary Plaza 100 F Street, N.E. Washington, D.C. 20549
Interline Brands, Inc.—Amendment No. 2 to Registration Statement on Form S-1 (File No. 333-126515)

Ladies and Gentlemen:

        On behalf of Interline Brands, Inc., a Delaware corporation (the "Company"), we submit in electronic form for filing the accompanying Amendment No. 2 to the Registration Statement on Form S-1 ("Amendment No. 2") of the Company, together with Exhibits, marked to indicate changes from Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission (the "Commission") on July 22, 2005.

        Amendment No. 2 reflects mainly the inclusion of information about the Company's second quarter results and the entry into a new employment agreement with Thomas J. Tossavainen, the Company's Chief Financial Officer.

        If you have any questions concerning the above-referenced filing, please do not hesitate to contact either the undersigned at (212) 373-3563 or John C. Kennedy at (212) 373-3025.

Very truly yours,
/s/ CARL B. MCCARTHY Carl B. McCarthy

Attachments

cc:	Laurence W. Howard, Esq., Interline Brands John C. Kennedy, Esq., Paul, Weiss, Rifkind, Wharton & Garrison LLP Kris F. Heinzelman, Esq., Cravath, Swaine & Moore LLP